Related Party Balances and Transaction	12 Months Ended
Dec. 31, 2023
Related party balances and transaction [Abstract]
RELATED PARTY BALANCES AND TRANSACTION

NOTE 11 — RELATED PARTY BALANCES AND TRANSACTION

Name	Relationship	December 31, 2022	December 31, 2023
		RMB	RMB
Due from related parties
Peixuan Wang (a)	Chairwomen of the Company	1,051,869	1,010,584
Beijing Dongxu Tongda Information Technology Co., Ltd.	Controlled by Jiniao Li	—	882,075
Others		—	279,905
Total amount due from related parties		1,051,869	2,172,565
Due to related parties
Rongde Holdings Co., Ltd. (“Rongde”) (c)	Shareholder of the Company	28,009,457	21,867,376
Xinyutong Kezhiyong Enterprise Management Center (b)	Controlled by Qizhang Li	24,700,000	24,700,000
Beijing Sentu CloudCreative Education Technology Co., Ltd.	Controlled by Huidong Niu		700,000
Others		—	238,248
Total amount due to related parties		52,711,457	47,505,624

(a)	During the year ended December 31, 2021, our chairwomen of board of directors, Peixuan Wang, paid off professional fees on behalf of the Company in the amount of RMB 2,485,486 and the Company repaid the payment in the same year. In addition, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries advanced RMB 2,473,750 to Peixuan Wang for payments of professional fees. During the year ended December 31, 2022, Peixuan Wang returned RMB 1,421,881 to the Company. As of December 31, 2022 and 2023, the Company had a balance of due from a related party of RMB 1,051,869 and RMB 1,010,584.

(b)	As of December 31, 2021 and December 31, 2022, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries had balance due to Xinyutong Kezhiyong Enterprise Management Center in the amount of RMB 24,700,000 and RMB 24,700,000, respectively, representing the outstanding payables to Xinyutong Kezhiyong Enterprise Management Center for the purchase of 51% equity interest of Xingzhiqiao on September 30, 2017 and 49% equity interest of Xingzhiqiao on August 31, 2018.

(c)	On May 18, 2021 and July 26, 2021, the Company’s subsidiary and Rongde entered into two loan agreements, pursuant to which the Company’s subsidiary borrowed an aggregation of RMB 47,168,356 from Rongde. The borrowings are interest free. The proceeds from borrowings are for the working capital needs in operations. During the year ended December 31, 2022, the Company and its wholly-owned subsidiaries repaid RMB 19,963,743 to Rongde, with remaining balance of RMB 28,009,457 extended to April 7, 2023. During the year ended December 31, 2023, the Company and its wholly-owned subsidiaries repaid RMB 25,300,980 to Rongde, with remaining balance of RMB 21,867,376 extended to April 7, 2024.

On August 24, 2022, the Company’s subsidiary and Rongde entered into an additional loan agreement, pursuant to which the Company’s subsidiary borrowed RMB 13.7 million (HKD 16 million) from Rongde. The borrowing is interest free and is due in August 2023, and the loan has been extended due in August 2024.The proceeds from borrowings are for the working capital needs in operations.

As of the date of this report, the Company’s subsidiary did not pay the outstanding loans payables of RMB 28.0 million to Rongde. On September 26, 2023, the Company’s subsidiary and Rongde entered into a loan extension agreement, pursuant to which Rong extended the loan for one year. The loans payable of RMB 21.8 million would be due in September 2024.

The Company calculated the present value of the loan to be RMB 13,920,083 and RMB 14,862,174 by using its incremental rate of 3.45%, respectively. The difference between the present value and the cash received was RMB 484,370 and RMB 517,164, respectively, which was considered as a contribution from the principal shareholder and recorded as additional paid-in capital since the transaction was occurred between entities under common control.